Property and equipment (Details 2) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Changes in cost and accumulated depreciation were as follows
Net book value	R$ 399,990	[1]	R$ 67,104	R$ 10,889
Cost
Changes in cost and accumulated depreciation were as follows
Purchases	375,806		61,575
Disposals	(5,050)		(15)
Acquisition of subsidiary			440
Depreciation	(37,870)		(5,785)
Net book value	449,363		78,607	16,607
Accumulated depreciation
Changes in cost and accumulated depreciation were as follows
Net book value	(49,373)		(11,503)	(5,718)
Data processing equipment
Changes in cost and accumulated depreciation were as follows
Net book value	46,538	[1]	15,519	5,910
Data processing equipment | Cost
Changes in cost and accumulated depreciation were as follows
Purchases	45,959		12,310
Disposals	(4,177)
Depreciation	(10,763)		(2,701)
Net book value	65,116		23,334	11,024
Data processing equipment | Accumulated depreciation
Changes in cost and accumulated depreciation were as follows
Net book value	(18,578)		(7,815)	(5,114)
Machinery and equipment
Changes in cost and accumulated depreciation were as follows
Net book value	343,229	[2]	41,661	4,294
Machinery and equipment | Cost
Changes in cost and accumulated depreciation were as follows
Purchases	327,766		40,019
Disposals	(782)
Depreciation	(25,416)		(2,652)
Net book value	371,741	[2]	44,757	4,738
Machinery and equipment | Accumulated depreciation
Changes in cost and accumulated depreciation were as follows
Net book value	(28,512)	[2]	(3,096)	(444)
Furniture and fittings
Changes in cost and accumulated depreciation were as follows
Net book value	2,278	[1]	2,005	331
Furniture and fittings | Cost
Changes in cost and accumulated depreciation were as follows
Purchases	525		1,667
Disposals	(18)
Acquisition of subsidiary			89
Depreciation	(234)		(82)
Net book value	2,660		2,153	397
Furniture and fittings | Accumulated depreciation
Changes in cost and accumulated depreciation were as follows
Net book value	(382)		(148)	(66)
Leasehold improvements [Member]
Changes in cost and accumulated depreciation were as follows
Net book value	7,070	[1]	6,759	234
Leasehold improvements [Member] | Cost
Changes in cost and accumulated depreciation were as follows
Purchases	1,526		6,341
Disposals	0
Acquisition of subsidiary			351
Depreciation	(1,215)		(166)
Net book value	8,480		6,954	263
Leasehold improvements [Member] | Accumulated depreciation
Changes in cost and accumulated depreciation were as follows
Net book value	(1,410)		(195)	(29)
Other
Changes in cost and accumulated depreciation were as follows
Net book value	875	[1]	1,160	120
Other | Cost
Changes in cost and accumulated depreciation were as follows
Purchases	30		1,238
Disposals	(73)		(15)
Depreciation	(242)		(184)
Net book value	1,366		1,409	185
Other | Accumulated depreciation
Changes in cost and accumulated depreciation were as follows
Net book value	R$ (491)		R$ (249)	R$ (65)

[1]	Net book value of machinery and equipment includes R$340,011 of POS devices. The accumulated depreciation of POS after beginning/ of the membership model was R$15,490
[2]	Net book value of machinery and equipment includes R$340,011 of POS devices.